STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MARCH 4, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND
AIM DEVELOPING MARKETS FUND
AIM GLOBAL HEALTH CARE FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND


The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM TRIMARK FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2007 except as noted:


                     DOLLAR RANGE
                          OF                                          OTHER POOLED INVESTMENT
                     INVESTMENTS    OTHER REGISTERED MUTUAL FUNDS   VEHICLES MANAGED (ASSETS IN    OTHER ACCOUNTS MANAGED
"PORTFOLIO MANAGER  IN EACH FUND(1)  MANAGED (ASSETS IN MILLIONS)            MILLIONS)              (ASSETS IN MILLIONS)
------------------- --------------- ------------------------------- ----------------------------- ------------------------
                                    NUMBER OF         ASSETS        NUMBER OF        ASSETS        NUMBER OF     ASSETS
                                     ACCOUNTS                        ACCOUNTS                      ACCOUNTS
------------------- --------------- ----------- ------------------- ----------- ----------------- ------------ -----------
                                                      AIM TRIMARK FUND
--------------------------------------------------------------------------------------------------------------------------
Jeff Hyrich(2)          None(3)        None           None              3           $1,684.3         None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Dana Love               None(3)         1            $113.4             8           $6,816.0         None        None
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Hyrich began serving as portfolio manager on March 3, 2008. Ownership information for Mr. Hyrich has been provided as of January 31, 2008.

(3) Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds."